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                    DIVERSIFIED INVESTMENT ADVISORS, INC.


                       Partners in Retirement Solutions




October 15, 1997




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:  THE DIVERSIFIED INVESTORS FUNDS GROUP - REGISTRATION NO. 33-61810


Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information and prospectuses that would have been filed by the Registrant on behalf of the funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 10 (File No. 33-61810) (the "Amendment") would not have differed from that captioned in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds.

The text of Post Effective Amendment No. 10 to Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 3, 1997.


Very truly yours,


Catherine A. Mohr


Vice President